[GRAPHIC OMITTED]






                          SELECT*LIFE VARIABLE ACCOUNT



                                 ANNUAL REPORT
                               FOR THE YEAR ENDED
                               DECEMBER 31, 1996





This report provides information to ReliaStar Life Insurance Company's SELECT*LIFE Policy Owners. If it is used for any other purpose, it must be accompanied or preceded by a current ReliaStar SELECT*LIFE Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for Northstar, Fidelity's Variable Insurance Products Fund (VIPF), Variable Insurance Products Fund II (VIPF II) and the Putnam Variable Trust (Putnam VT).






                          INDEPENDENT AUDITORS' REPORT



Board of Directors
ReliaStar Life Insurance
Company and Policyowners of
SELECT*LIFE Variable Account:



     We have audited the accompanying statement of assets and liabilities of SELECT*LIFE Variable Account as of December 31, 1996 and the related combined statements of operations and changes in Policyowners' equity for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the management of ReliaStar Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1996, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SELECT*LIFE Variable Account as of December 31, 1996, and the results of its operations and changes in Policyowners' equity for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 7, 1997





                                                    SELECT*LIFE VARIABLE ACCOUNT
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          December 31, 1996
                                             (In Thousands, Except Share and Unit Data)



                                                          Fidelity's VIPF   Fidelity's VIPF   Fidelity's VIPF  Fidelity's VIPF
                                                           Money Market       High Income      Equity-Income       Growth
ASSETS:                                                      Portfolio         Portfolio         Portfolio        Portfolio
-------
Investments in mutual funds at market value:              ______________    ______________    ______________   ______________
FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
     8,331,158 shares (cost $8,331)                               8,331
   High Income Portfolio
     1,174,765 shares (cost $13,271)                                             $14,708
   Equity-Income Portfolio
     2,768,870 shares (cost $43,522)                                                               $58,229
   Growth Portfolio
     2,471,620 shares (cost $57,986)                                                                                $76,996
   Overseas Portfolio
     1,218,598 shares (cost $19,635)
   Asset Manager Portfolio
     1,698,514 shares (cost $24,709)
   Investment Grade Bond Portfolio
     263,226 shares (cost $3,060)
   Index 500 Portfolio
     85,097 shares (cost $6,398)
   Contrafund Portfolio
     614,293 shares (cost $8,989)

PUTNAM'S VT:
   Diversified Income Fund
     123,850 shares (cost $1,309)
   Growth and Income Fund
     470,133 shares (cost $9,975)
   Utilities Growth and Income Fund
     104,825 shares (cost $1,314)
   Voyager Fund
     872,112 shares (cost $25,432)
   Asia Pacific Growth Fund
     146,046 shares (cost $1,546)
   New Opportunities Fund
     587,344 shares (cost $10,080)

NORTHSTAR'S:
   Income and Growth Fund
     50,357 shares (cost $591)
   Multi-Sector Bond Fund
     56,204 shares (cost $292)
                                                                 ------          -------           -------          -------
   Total Assets                                                  $8,331          $14,708           $58,229          $76,966
                                                                 ======          =======           =======          =======

LIABILITIES AND POLICYOWNERS' EQUITY:

Due to (from) ReliaStar Life Insurance Company
   for accrued mortality and expense risk:                           $5              $13               $22              $48
Policyowners' Equity:                                             8,326           14,695            58,207           76,918
                                                                 ------          -------           -------          -------
   Total Liabilities and Policyowners' Equity                    $8,331          $14,708           $58,229          $76,966
                                                                 ======          =======           =======          =======

   Units Outstanding:                                       654,425.374      773,942.356     2,622,030.390    3,452,718.980

Net Asset Value per Unit:
       SELECT*LIFE I                                         $15.890521       $25.660930        $27.587247       $29.496120
       SELECT*LIFE Series 2000                               $11.630991       $13.428116        $16.455088       $15.517378



    The accompanying notes are an integral part of the financial statements.







                                      Fidelity's VIPF II
     Fidelity's VIPF Fidelity's VIPF II   Investment    Fidelity's VIPF II Fidelity's VIPF II
        Overseas        Asset Manager     Grade Bond         Index 500        Contrafund
        Portfolio         Portfolio        Portfolio         Portfolio         Portfolio
     ______________    ______________   ______________    ______________    _________________











           $22,958

                            $28,756

                                               $3,222

                                                                $7,585

                                                                                 $10,173



















           -------          -------            ------           ------           -------
           $22,958          $28,756            $3,222           $7,585           $10,173
           =======          =======            ======           ======           =======






               $10              $13                $1               $2                $-
            22,948           28,743             3,221            7,583            10,173
           -------          -------            ------           ------           -------
           $22,958          $28,756            $3,222           $7,585           $10,173
           =======          =======            ======           ======           =======

     1,536,316.506    1,892,481.312       247,189.999      441,948.368       686,514.792


        $18.132967       $17.774921        $14.638773       $17.724683                $-
        $12.518269       $12.498123        $11.631128       $16.991905        $14.817873


    The accompanying notes are an integral part of the financial statements.





                                                    SELECT*LIFE VARIABLE ACCOUNT
                                           STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                                          December 31, 1996
                                             (in Thousands, Except Share and Unit Data)


                                                            Putnam's VT       Putnam's VT       Putnam's VT
                                                            Diversified       Growth and     Utilities Growth    Putnam's VT
                                                              Income            Income          and Income         Voyager
ASSETS:                                                        Fund              Fund              Fund             Fund
-------
Investments in mutual funds at market value:               _____________     _____________     _____________    _____________
FIDELITY'S VIPF AND VIPF II:
    Money Market Portfolio
     8,331,158 shares (cost $8,331)
    High Income Portfolio
     1,174,765 shares (cost 13,271)
    Equity-Income Portfolio
     2,768,870 shares (cost $43,522)
    Growth Portfolio
     2,471,620 shares (cost $57,986)
    Overseas Portfolio
     1,218,598 shares (cost $19,635)
    Asset Manager Portfolio
     1,698,514 shares (cost $24,709)
    Investment Grade Bond Portfolio
     263,226 shares (cost $3,060)
    Index 500 Portfolio
     85,097 shares (cost $6,398)
    Contrafund Portfolio
     614,293 shares (cost $8,989)

PUTNAM'S VT:
   Diversified Income Fund
     123,850 shares (cost $1,309)                                $1,396
   Growth and Income Fund
     470,133 shares (cost $9,975)                                                $11,547
   Utilities Growth and Income Fund
     104,825 shares (cost $1,314)                                                                   $1,551
   Voyager Fund
     872,112 shares (cost $25,432)                                                                                  $28,370
   Asia Pacific Growth Fund
     146,046 shares (cost $1,546)
   New Opportunities Fund
     587,344 shares (cost $10,080)

NORTHSTAR'S:
   Income and Growth Fund
     50,357 shares (cost $591)
   Multi-Sector Bond Fund
     56,204 shares (cost $292)
                                                                  -----           ------             -----           ------
   Total Assets                                                  $1,396          $11,547            $1,551          $28,370
                                                                 ======          =======            ======          =======


LIABILITIES AND POLICYOWNERS' EQUITY:

Due to (from) ReliaStar Life Insurance Company
   for accrued mortality and expense risks:                          $1               $-                $4               $6
Policyowners' Equity:                                             1,395           11,547             1,547           28,364
                                                                  -----           ------             -----           ------
    Total Liabilities and Policyowners' Equity                   $1,396          $11,547            $1,551          $28,370
                                                                 ======          =======            ======          =======


    Units Outstanding:                                      112,611.941      691,973.875       107,970.108    1,750,710.230

Net Asset Value per Unit:
       SELECT*LIFE I                                         $12.597066       $16.669506        $14.583970       $16.420248
       SELECT*LIFE Series 2000                               $12.377481       $16.688048        $14.292632       $16.172504


    The accompanying notes are an integral part of the financial statements.





                                                  STATEMENT OF ASSETS AND LIABILITIES, CONTINUED


     Putnam's VT       Putnam's VT      Northstar's
    Asia Pacific           New            Income          Northstar's
       Growth         Opportunities     and Growth     Multi-Sector Bond
        Fund              Fund             Fund              Fund              Total
    _____________     _____________    ____________   __________________     _________
                                                                           $     8,331

                                                                                14,708

                                                                                58,229

                                                                                76,966

                                                                                22,958

                                                                                28,756

                                                                                 3,222

                                                                                 7,585

                                                                                10,173



                                                                                 1,396

                                                                                11,547

                                                                                 1,551

                                                                                28,370

          $1,608                                                                 1,608

                          $10,114                                               10,114



                                               $590                                590

                                                                $295               295
          ------          -------              ----             ----          --------
          $1,608          $10,114              $590             $295          $286,399
          ======          =======              ====             ====          ========






              $-               $1                $-               $-              $126
           1,608           10,113               590              295          $286,273
          ------          -------              ----             ----          --------
          $1,608          $10,114              $590             $295          $286,399
          ======          =======              ====             ====          ========

     144,086.091      681,263.859        42,551.251       22,576.638    15,861,312.069


              $-               $-                $-                      $-
      $11.161174       $14.844820        $13.870191              $13.078392





    The accompanying notes are an integral part of the financial statements.





                          SELECT*LIFE VARIABLE ACCOUNT
                      STATEMENT OF OPERATIONS AND CHANGES
                            IN POLICYOWNERS' EQUITY
                                 (In Thousands)



                                                   YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                   DECEMBER 31,        DECEMBER 31,          DECEMBER 31,
                                                     1996                1995                   1994
                                                ---------------       -----------            ------------
Net investment income:
  Reinvested dividend income ...............        $2,990            $    2,259           $    1,454
  Reinvested capital gains .................         8,110                 1,456                2,880
  Mortality and expense risk charge .......         (1,935)               (1,186)                (692)
                                                 ---------             ---------            ---------
    Net investment income and capital gains          9,165                 2,529                3,642
                                                 ---------             ---------            ---------
Realized and unrealized gains (losses):
  Net realized gains on
    redemptions of fund shares .............         3,085                 1,345                  896
  Increase (decrease) in unrealized
    appreciation of investments ............        15,731                27,857               (4,458)
                                                 ---------             ---------            ---------
    Net realized and unrealized gains (losses)      18,816                29,202               (3,562)
                                                 ---------             ---------            ---------
         Net additions from operations .....        27,981                31,731                   80
                                                 ---------             ---------            ---------
Policyowner transactions:
  Net premium payments .....................       108,108                66,506               49,268
  Transfers from (to) Fixed Accounts .......            95                  (401)                 (35)
  Policy loans .............................        (2,266)               (1,582)                (781)
  Loan collateral interest crediting .......           174                   101                   69
  Surrenders ...............................        (5,080)               (3,576)              (2,080)
  Death benefits ...........................          (203)                 (220)                 (87)
  Cost of insurance charges ................       (19,202)              (12,860)              (8,762)
  Death benefit guarantee charges ..........          (459)                 (488)                (531)
  Monthly expense charges ..................        (2,932)               (1,831)              (1,057)


                                                 ---------             ---------            ---------
    Net additions for policyowner transactions      78,235                45,649               36,004
                                                 ---------             ---------            ---------
         Net additions for the year.........       106,216                77,380               36,084

Policyowners' Equity, beginning of the year        180,057               102,677               66,593
                                                 ---------             ---------            ---------
Policyowners' Equity, end of the year ......      $286,273              $180,057             $102,677
                                                  ========              ========             ========


    The accompanying notes are an integral part of the financial statements.



SELECT*LIFE VARIABLE ACCOUNT
NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
     ORGANIZATION AND CONTRACTS:
     ReliaStar SELECT*LIFE Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.
     Payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the Funds listed below during the year:


   FIDELITY'S VIPF AND VIPF II:             PUTNAM VT:                         NORTHSTAR FUNDS:
   ----------------------------             ----------                         ----------------
   Money Market Portfolio                   Diversified Income Fund            Income and Growth Fund
   High Income Portfolio                    Growth and Income Fund             Multi-Sector Bond Fund
   Equity-Income Portfolio                  Utilities Growth and Income Fund
   Growth Portfolio                         Voyager Fund
   Overseas Portfolio                       Asia Pacific Growth Fund
   Asset Manager Portfolio                  New Opportunities Fund
   Investment Grade Bond Portfolio
   Index 500 Portfolio
   Contrafund Portfolio

     Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the two Northstar Funds and is paid fees for its services by the Northstar Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's VIPF and VIPF II and is paid for its services by the VIPF and VIPF II Portfolios. Putnam Investment Management, Inc. is the investment adviser for the Putnam VT Funds and is paid fees for its services by the Putnam VT Funds. On May 3, 1993, ReliaStar Life added the Sub-Account investing in the VIPF II Index 500 Portfolio. On January 1, 1994, Sub-Accounts investing in Putnam VT's Diversified Income Fund, Growth and Income Fund, Utilities Growth and Income Fund and Voyager Fund were made available through the SELECT*LIFE Series 2000 policies and on May 2, 1994, Sub-Accounts investing in these Putnam VT Funds were made available to SELECT*LIFE I policies. On December 30, 1994, Sub-Accounts investing in the Northstar Funds were made available to SELECT*LIFE Series 2000 policies. On April 30, 1995 Sub-Accounts investing in the VIPF II Contrafund Portfolio, the Putnam VT Asia Pacific Growth Fund and the Putnam VT New Opportunities Fund were made available to SELECT*LIFE Series 2000 policies.

     SECURITIES VALUATION AND TRANSACTIONS:
     The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund's share costs. Net investment income and realized and unrealized gain (loss) on investments of each Sub-Account are allocated to the Policies on each valuation date based on each policy's pro-rata share of the net assets of each Sub-Account as of the beginning of the valuation period.

2.   FEDERAL INCOME TAXES:
     Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

3.   POLICY CHARGES:
     Certain charges are made by ReliaStar Life to Policyowners' Variable Accumulation Values in the Account in accordance with the terms of the Policies. These charges may include: Cost of Insurance, computed as set forth in the Policies; a Monthly Expense Charge as set forth in the
     Policies: Death Benefit Guarantee Charge; Optional Insurance benefit charges based upon the policy terms for optional benefits; and Surrender Charges and Sales Charge Refunds, as set forth in the Policies.

4.   RELIASTAR LIFE'S SELECT FUNDS:
     On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Policy Owners' values in the Sub-Accounts investing in SCG and SMF were transferred to the Sub-Accounts investing in shares of the VIPF Growth Portfolio and VIPF II Asset Manager Portfolio, respectively.

5.   INVESTMENTS:
     The net realized gains (losses) on redemptions of fund shares during the years ended December 31, 1996, 1995 and 1994 were as follows, (in thousands):


                                                                                        SELECT CAPITAL
                                                                                            GROWTH
                                         TOTAL                                            FUND, INC.
                     --------------------------------------------------   -----------------------------------------------
                     Year ended         Year ended     Year ended            Year ended     Year ended      Year ended
                      Dec. 31,            Dec. 31,        Dec. 31,            Dec. 31,       Dec. 31,         Dec. 31,
                        1996               1995            1994                1996             1995            1994
                     -----------       -----------      -----------       -----------       -----------      -----------
Proceeds from
  redemptions ......     $19,497           $18,128           $7,424                $-            $2,470             $347
Cost ...............      16,412            16,783            6,528                 -             2,608              385
                     -----------       -----------      -----------       -----------       -----------      -----------
Net realized gains
   (losses) on
   redemptions of
   fund shares .....      $3,085          $  1,345           $  896                $-             ($138)            ($38)
                     ===========        ==========       ==========        ==========        ==========       ==========



                    SELECT                                                FIDELITY'S VIPF
                   MANAGED                                                MONEY MARKET
                   FUND, INC.                                                PORTFOLIO
   -------------------------------------------------      ------------------------------------------------
    Year ended          Year ended       Year ended        Year ended       Year ended        Year ended
       Dec. 31,           Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,           Dec. 31,
        1996               1995             1994               1996            1995               1994
      -----------      -----------       -----------      -----------       -----------       -----------
               $-           $4,660              $820           $7,266            $2,499            $1,572
                -            4,677               741            7,266             2,499             1,572
      -----------      -----------       -----------      -----------       -----------       -----------



               $-             ($17)              $79               $-               $ -                $-

      ===========       ==========        ==========       ===========      ===========       ===========




                                    FIDELITY'S VIPF                                      FIDELITY'S VIPF
                                      HIGH INCOME                                         EQUITY INCOME
                                       PORTFOLIO                                            PORTFOLIO
                     ----------------------------------------------      ----------------------------------------------
                     Year ended       Year ended        Year ended       Year ended        Year ended        Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,          Dec. 31,
                        1996             1995              1994             1996              1995              1994
                     -----------       -----------      -----------       -----------       -----------      -----------
Proceeds from
  redemptions ......      $1,328            $1,149             $551            $2,160            $1,111           $1,079
Cost ...............       1,166               947              407             1,348               821              877
                     -----------       -----------      -----------       -----------       -----------      -----------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......        $162              $202             $144              $812              $290             $202
                    =============      ===========       ==========        ==========        ==========       ==========


                        FIDELITY'S VIPF                                     FIDELITY'S VIPF
                            GROWTH                                             OVERSEAS
                           PORTFOLIO                                           PORTFOLIO
       ------------------------------------------------      -----------------------------------------------
        Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
           1996              1995             1994              1996             1995              1994
         -----------      -----------       -----------      -----------       -----------       -----------
              $2,114             $967            $1,007           $1,483            $1,486              $729
               1,134              538               717            1,129             1,219               606
         -----------      -----------       -----------      -----------       -----------       -----------



                $980             $429              $290             $354            $  267              $123
         ===========      ===========        ==========       ==========       ===========        ==========



                                  FIDELITY'S VIPF II                                   FIDELITY'S VIPF II
                                     ASSET MANAGER                                      INVESTMENT GRADE
                                       PORTFOLIO                                         BOND PORTFOLIO
                     ----------------------------------------------      ----------------------------------------------
                     Year ended       Year ended        Year ended       Year ended        Year ended        Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,          Dec. 31,
                        1996             1995              1994             1996              1995              1994
                     -----------       -----------      -----------       -----------       -----------      -----------
Proceeds from
  redemptions ......      $1,703            $2,494             $941              $483              $329             $247
Cost ...............       1,534             2,326              839               471               327              254
                     -----------       -----------      -----------       -----------       -----------      -----------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......        $169              $168             $102               $12                $2              ($7)
                     ===========        ==========      ===========        ==========        ==========       ==========




                      FIDELITY'S VIPF II                                  FIDELITY'S VIPF II
                           INDEX 500                                          CONTRAFUND
                           PORTFOLIO                                        BOND PORTFOLIO
       ------------------------------------------------      -----------------------------------------------
        Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
           1996              1995             1994              1996             1995              1994
         -----------      -----------       -----------      -----------       -----------       -----------
                $261             $208               $53             $235               $92                $-
                 181              168                53              210                79                 -
         -----------      -----------       -----------      -----------       -----------       -----------



                 $80              $40                $-              $25               $13                $-
         ===========      ===========        ==========      ===========       ===========        ==========



                                      PUTNAM'S VT                                          PUTNAM'S VT
                                  DIVERSIFIED INCOME                                    GROWTH AND INCOME
                                         FUND                                                 FUND
                     -------------------------------    ---------------------------------------------------------------
                     Year ended       Year ended        Year ended       Year ended        Year ended        Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,          Dec. 31,
                        1996             1995              1994             1996              1995              1994
                     -----------       -----------      -----------       -----------       -----------      -----------
Proceeds from
  redemptions ......        $293               $40               $9              $464              $102               $7
Cost................         283                38                9               339                85                7
                     -----------       -----------      -----------       -----------       -----------      -----------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......         $10              $  2               $-              $125             $  17               $-
                     ===========        ==========      ===========       ===========        ==========       ==========




                        PUTNAM'S VT                                         PUTNAM'S VT
                UTILITIES GROWTH AND INCOME                                   VOYAGER
                           FUND                                                FUND
      ------------------------------------------------     -----------------------------------------------
      Year ended        Year ended       Year ended        Year ended         Year ended        Year ended
       Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,           Dec. 31,          Dec. 31,
         1996              1995             1994              1996               1995              1994
       -----------      -----------       -----------      -----------       -----------       -----------
              $354             $184               $49             $517              $154               $13
               283              164                48              348               126                13
       -----------      -----------       -----------      -----------       -----------       -----------



               $71            $  20              $  1             $169             $  28              $  -
       ===========      ===========        ==========       ==========       ===========       ===========





                                      PUTNAM'S VT                                          PUTNAM'S VT
                                     ASIA PACIFIC                                       NEW OPPORTUNITIES
                                      GROWTH FUND                                             FUND
                     ----------------------------------------------     ------------------------------------------------
                     Year ended       Year ended        Year ended       Year ended        Year ended       Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,
                        1996             1995              1994             1996              1995             1994
                     -----------       -----------      -----------       -----------       -----------      -----------
Proceeds from
  redemptions ......        $259               $23              $-               $517              $113              $-
Cost ...............         245                23               -                418                91               -
                     -----------       -----------      -----------       -----------       -----------      -----------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......         $14                $-              $-                $99             $  22              $-
                     ===========        ==========      ==========        ===========        ==========      ===========




                        NORTHSTAR'S                                         NORTHSTAR'S
                     INCOME AND GROWTH                                   MULTI-SECTOR BOND
                           FUND                                                FUND
     ------------------------------------------------      -----------------------------------------------
      Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
       Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
         1996              1995             1994              1996             1995              1994
       -----------      -----------       -----------      -----------       -----------       -----------
               $30               $3               $-               $30               $44               $-
                28                3                -                29                44                -
       -----------      -----------       -----------      -----------       -----------       -----------



                $2               $-               $-                $1                $-               $-
       ===========      ===========       ==========        ==========       ===========        ==========






6.   POLICYOWNERS' TRANSACTIONS:
Unit transactions in each Sub-Account for the years ended December 31, 1996, 1995 and 1994 were as follows:


                                                SELECT CAPITAL                                SELECT
                                                    GROWTH                                    MANAGED
                                                  FUND, INC.                                FUND, INC.
                                    ---------------------------------------   --------------------------------------
                                    Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                       1996          1995          1994          1996          1995          1994
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year...........              -    157,399.779   162,138.780             -   286,168.977   311,725.041
Units purchased ...............              -      9,126.623    27,211.524             -    12,895.412    43,556.351
Units redeemed ................              -     (7,913.917)  (21,989.106)            -   (10,403.233)  (46,804.601)
Units transferred between
   Sub-Accounts and/or
   Fixed Account...............              -   (158,612.485)   (9,961.419)            -  (288,661.156)  (22,307.814)
                                   -----------    -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year ................              -              -   157,399.779             -             -   286,168.977
                                   ===========    ===========   ===========   ===========   ===========   ===========




               FIDELITY'S VIPF                           FIDELITY'S VIPF                            FIDELITY'S VIPF
                 MONEY MARKET                               HIGH INCOME                               EQUITY-INCOME
                   PORTFOLIO                                 PORTFOLIO                                  PORTFOLIO
    ---------------------------------------   ---------------------------------------   -------------------------------------------
    Year ended    Year ended    Year ended    Year ended    Year ended     Year ended    Year ended    Year ended    Year ended
     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
       1996          1995          1994          1996          1995           1994          1996          1995          1994
    -----------   -----------   -----------   -----------   -----------    -----------   -----------   -----------   -----------
    454,516.667   240,089.964   156,045.604   577,083.123   397,251.963   254,797.519 2,023,713.030 1,463,010.155 1,055,644.747
    680,738.566   409,244.895   165,487.964   307,417.472   262,813.321   211,773.478   931,595.789   749,089.473   601,244.662
    (88,518.792)  (51,202.041)  (28,807.773)  (91,762.343)  (82,813.141)  (56,358.865) (293,135.228) (256,323.181) (192,736.128)


   (392,311.067) (143,616.151)  (52,635.831)  (18,795.895)     (169.020)  (12,960.169)  (40,143.201)   67,936.583    (1,143.126)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    654,425.374   454,516.667   240,089.964   773,942.356   577,083.123   397,251.963 2,622,030.390 2,023,713.030 1,463,010.155
    ===========   ===========   ===========   ===========   ===========   =========== ============= ============= =============



                                                FIDELITY'S VIPF                          FIDELITY'S VIPF
                                                    GROWTH                                   OVERSEAS
                                                   PORTFOLIO                                 PORTFOLIO
                                    ---------------------------------------   --------------------------------------
                                    Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                       1996          1995          1994          1996          1995          1994
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year.........    2,622,289.757  1,761,649.810 1,096,817.909 1,229,928.330   900,424.038   379,052.212
Units purchased .............    1,248,929.016  1,030,790.587   953,158.878   536,747.626   617,148.362   556,399.917
Units redeemed ..............     (429,120.324)  (342,106.549) (244,337.361) (188,865.914) (177,939.623) (111,750.664)
Units transferred between
   Sub-Accounts and/or
   Fixed Account.............       10,620.532    171,955.909   (43,989.616)  (41,493.536) (109,704.447)   76,722.573
                                   -----------    -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year..............     3,452,718.980  2,622,289.757 1,761,649.810 1,536,316.506 1,229,928.330   900,424.038
                                 =============  ============= ============= ============= =============   ===========




              FIDELITY'S VIPF II                        FIDELITY'S VIPF II                         FIDELITY'S VIPF II
                 ASSET MANAGER                           INVESTMENT GRADE                               INDEX 500
                   PORTFOLIO                              BOND PORTFOLIO                                PORTFOLIO
    ---------------------------------------   ----------------------------------------   --------------------------------------

    Year ended    Year ended    Year ended    Year ended    Year ended     Year ended    Year ended    Year ended    Year ended
     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
       1996          1995          1994          1996          1995           1994          1996          1995          1994
    -----------   -----------   -----------   -----------   -----------    -----------   -----------   -----------   -----------
  1,704,151.254 1,132,373.018   397,491.821   214,771.624   153,890.893    73,061.118   181,509.017    70,686.713    23,356.992
    516,081.976   711,584.303   860,156.216    83,199.869    89,695.793    93,970.791   235,038.604   108,548.505    53,563.087
   (233,834.183) (245,931.324) (135,570.699)  (26,334.967)  (25,144.781)  (15,634.489)  (42,862.946)  (20,962.032)   (8,321.224)


    (93,917.735)  106,125.257    10,295.680   (24,446.527)   (3,670.281)    2,493.473    68,263.694    23,235.831     2,087.858
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  1,892,481.312 1,704,151.254 1,132,373.018   247,189.999   214,771.624   153,890.893   441,948.368   181,509.017    70,686.713
  ============= ============= =============   ===========   ===========   ===========   ===========   ===========    ==========



                                              FIDELITY'S VIPF II                            PUTNAM'S VT
                                                  CONTRAFUND                            DIVERSIFIED INCOME
                                                   PORTFOLIO                                   FUND
                                    ---------------------------------------   ---------------------------------------
                                    Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                       1996          1995          1994          1996          1995          1994
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year.........      160,147.180              -             -    70,401.445    25,076.593             -
Units purchased .............      558,061.891    131,616.362             -    60,427.261    37,489.819    18,122.626
Units reedeemed .............      (83,680.846)   (12,028.370)            -   (11,808.045)   (7,437.939)   (1,598.271)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ............       51,986.567     40,559.188             -    (6,408.720)   15,272.972     8,552.238
                                   -----------    -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year...............      686,514.792    160,147.180             -   112,611.941    70,401.445    25,076.593
                                   ===========    ===========   ===========   ===========    ==========    ==========




                 PUTNAM'S VT                          PUTNAM'S VT                             PUTNAM'S VT
              GROWTH AND INCOME                   UTILITIES GROWTH AND                          VOYAGER
                    FUND                               INCOME FUND                                FUND
  ----------------------------------------   ----------------------------------------   --------------------------------------
   Year ended    Year ended    Year ended    Year ended    Year ended     Year ended    Year ended    Year ended    Year ended
    Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
      1996          1995          1994          1996          1995           1994          1996          1995          1994
   -----------   -----------   -----------   -----------   -----------    -----------   -----------   -----------   -----------
   282,045.753    64,421.965             -    81,748.531    46,807.467             -   781,013.273   199,880.663             -
   406,240.138   209,131.345    61,265.475    52,797.542    47,951.821    30,500.830 1,040,657.483   611,602.541   191,562.886
   (74,223.988)  (32,341.113)   (6,093.938)  (16,817.701)  (10,123.479)   (3,408.255) (220,017.675) (101,392.794)  (18,498.061)


    77,911.972    40,833.556     9,250.428    (9,758.265)   (2,887.278)   19,714.892   149,057.148    70,922.863    26,815.838
   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

   691,973.875   282,045.753    64,421.965   107,970.108    81,748.531    46,807.467 1,750,710.230   781,013.273   199,880.663
   ===========   ===========    ==========   ===========    ==========    ========== =============   ===========   ===========




                                                  PUTNAM'S VT                               PUTNAM'S VT
                                              ASIA PACIFIC GROWTH                        NEW OPPORTUNITIES
                                                     FUND                                      FUND
                                   ----------------------------------------   --------------------------------------
                                    Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                     Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                       1996          1995          1994          1996          1995          1994
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year.........       29,436.771              -             -   110,223.166             -             -
Units purchased .............      111,743.026     25,202.823             -   536,749.300    86,605.419             -
Units redeemed ..............      (15,459.659)    (2,640.223)            -   (71,815.080)   (8,233.093)            -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ............       18,365.954      6,874.171             -   106,106.472    31,850.840             -
                                   -----------    -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year...............      144,086.091     29,436.771             -   681,263.859   110,223.166             -
                                   ===========     ==========   ===========   ===========   ===========   ===========



                     NORTHSTAR'S                               NORTHSTAR'S
                  INCOME AND GROWTH                         MULTI-SECTOR BOND
                        FUND                                      FUND
       ---------------------------------------   ---------------------------------------
       Year ended    Year ended    Year ended    Year ended    Year ended     Year ended
        Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,
          1996          1995          1994          1996          1995           1994
       -----------   -----------   -----------   -----------   -----------    -----------
         8,746.326             -             -     9,904.096             -             -
        33,180.420     6,057.272             -    10,103.684     3,255.666             -
        (3,841.706)     (537.367)            -    (1,468.579)     (424.093)            -


         4,466.211     3,226.421             -     4,037.437     7,072.523             -
       -----------   -----------   -----------   -----------   -----------   -----------

        42,551.251     8,746.326             -    22,576.638     9,904.096             -
        ==========     =========   ===========    ==========     =========   ===========



7.   COMBINING STATEMENT OF OPERATIONS AND CHANGES IN POLICYOWNERS' EQUITY:
     Operations and changes in Policyowners' equity for the year ended December 31, 1996 were as follows, (in thousands):




                                                FIDELITY'S   FIDELITY'S   FIDELITY'S                              FIDELITY'S
                                                   VIPF         VIPF         VIPF      FIDELITY'S   FIDELITY'S      VIPF II
                                                   MONEY        HIGH        EQUITY-       VIPF         VIPF          ASSET
                                                  MARKET       INCOME       INCOME       GROWTH      OVERSEAS       MANAGER
                                      TOTAL      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                    ---------    ---------    ---------    ---------    ---------    ---------     ---------
Net investment income:
  Reinvested dividend income....      $2,990         $417          $832          $67         $156  $       202  $       840
  Reinvested capital gains ......      8,110            -           163        1,929        3,939          223          692
  Mortality and expense risk charge   (1,935)         (68)         (103)        (458)        (557)        (119)        (210)
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
        Net investment income (loss)
          and capital gains .....      9,165          349           892        1,538        3,538          306        1,322
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
Realized and unrealized gains (losses):
  Net realized gains on
     redemptions of fund shares..      3,085            -           162          812          980          354          169
  Increase (decrease) in unrealized
    appreciation on investments .     15,731            -           473        3,943        3,837        1,706        1,834
                                   ---------    ---------     ---------    ---------    ---------     --------    ---------
        Net realized and
          unrealized gains (losses)   18,816            -           635        4,755        4,817        2,060        2,003
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
            Net additions
              from operations....     27,981          349         1,527        6,293        8,355        2,366        3,325
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
Policyowner transactions:
  Net premium payments..........     108,108        7,798         4,359       15,950       21,247        6,819        6,607
  Transfers from (to) Fixed Account       95       (4,502)         (267)        (782)         329         (582)      (1,215)
  Policy loans ..................     (2,266)         (97)          (67)        (576)        (758)        (235)        (209)
  Loan collateral interest crediting     174            7             9           49           57           16           26
  Surrenders ....................     (5,080)        (164)         (286)        (977)      (1,807)        (493)        (545)
  Death benefits ................       (203)          (1)          (10)         (72)         (53)         (17)         (25)
  Cost of insurance charges .....    (19,202)        (698)         (995)      (3,423)      (4,894)      (1,500)      (1,948)
  Death benefit guarantee charges       (459)          (8)          (32)        (115)        (173)         (47)         (61)
  Monthly expense charges .......     (2,932)         (62)         (121)        (475)        (739)        (227)        (262)
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
    Net additions for
      policyowner transactions ..     78,235        2,273         2,590        9,579       13,209        3,734        2,368
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
        Net additions
          for the year..........     106,216        2,622         4,117       15,872       21,564        6,100        5,693

Policyowners' Equity,
   beginning of the year ........    180,057        5,704        10,578       42,335       55,354       16,848       23,050
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
Policyowners' Equity,
   end of the year...............   $286,273       $8,326       $14,695      $58,207      $76,918      $22,948      $28,743
                                    ========       ======       =======      =======      =======      =======      =======




 FIDELITY'S
    VIPF II                                PUTNAM'S     PUTNAM'S
  INVESTMENT   FIDELITY'S   FIDLEITY'S        VT           VT
     GRADE       VIPF II      VIPF II     DIVERSIFIED  GROWTH AND
     BOND       INDEX 500   CONTRAFUND      INCOME       INCOME
   PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND         FUND
   ---------    ---------    ---------     ---------    ---------

     $   139     $     33       $    -        $  63       $   117
           -           84           22            -           204
         (24)         (40)         (48)         (10)          (60)
   ---------    ---------    ---------    ---------     ---------

         115           77          (26)          53           261
   ---------    ---------    ---------    ---------     ---------


          12           80           25           10           125

         (51)         793        1,155           25         1,043
   ---------    ---------    ---------    ---------     ---------

         (39)         873        1,180           35         1,168
   ---------    ---------    ---------    ---------     ---------

          76          950        1,154           88         1,429
   ---------    ---------    ---------    ---------     ---------

         986        3,577        7,406          696         6,047
        (300)       1,125          730          (65)        1,274
         (19)          (9)         (21)          (4)          (38)
           1            1            -            -             1
         (47)         (76)         (60)         (17)         (109)
          (5)          (4)           -           (1)           (5)
        (211)        (447)        (837)         (92)         (784)
          (6)          (5)           -           (1)           (2)
         (27)         (86)        (155)         (15)         (130)
   ---------    ---------    ---------    ---------     ---------

         372        4,076        7,063          501         6,254
   ---------    ---------    ---------    ---------     ---------

         448        5,026        8,217          589         7,683


       2,773        2,557        1,956          806         3,864
   ---------    ---------    ---------    ---------     ---------

      $3,221       $7,583      $10,173       $1,395       $11,547
   =========    =========    =========    =========     ==========






                                  PUTNAM'S                       PUTNAM'S        PUTNAM'S
                                     VT           PUTNAM'S          VT              VT         NORTHSTAR'S    NORTHSTAR'S
                                UTILITIES GROWTH     VT        ASIA PACIFIC        NEW         INCOME AND     MULTI-SECTOR
                                 AND INCOME       VOYAGER        GROWTH       OPPORTUNITIES     GROWTH           BOND
                                    FUND            FUND           FUND            FUND           FUND           FUND
                                 -----------     -----------    -----------     -----------    -----------     -----------
Net investment income:
  Reinvested dividend income.......      $41             $48             $8              $-            $13             $14
  Reinvested capital gains .........       -             811              -               -             38               5
  Mortality and expense risk charge      (11)           (171)            (8)            (44)            (3)             (1)
                                   ---------       ---------      ---------       ---------      ---------       ---------
    Net investment income
       (loss) and capital gains ....      30             688              -             (44)            48              18
                                   ---------       ---------      ---------       ---------      ---------       ---------

Realized and unrealized gains (losses):
  Net realized gains on
     redemptions of fund shares ....      71             169             14              99              2               1
  Increase (decrease) in unrealized
    appreciation on investments ....      83             921             54             (86)            (2)              3
                                   ---------       ---------      ---------       ---------      ---------       ---------
    Net realized and
        unrealized gains ...........     154           1,090             68              13              -               4
                                   ---------       ---------      ---------       ---------      ---------       ---------
        Net additions (reductions)
            from operations........      184           1,778             68             (31)            48              22
                                   ---------       ---------      ---------       ---------      ---------       ---------
Policyowner transactions:
  Net premium payments .............     663          16,198          1,193          8,025             413            124
  Transfers (to) from Fixed Account     (104)          2,466            204          1,664              68             52
  Policy loans .....................     (36)           (187)            (2)            (8)              -              -
  Loan collateral interest crediting       1               6              -              -               -              -
  Surrenders .......................     (35)           (395)            (5)           (64)              -              -
  Death benefits ...................      (4)             (6)             -              -               -              -
  Cost of insurance charges ........    (117)         (2,268)          (130)          (804)            (39)           (15)
  Death benefit guarantee charges ..      (1)             (8)             -              -               -              -
  Monthly expense charges ..........     (19)           (430)           (21)          (154)             (7)            (2)
                                   ---------       ---------      ---------       ---------      ---------       ---------
    Net additions for
      policyowner transactions .....     348          15,376          1,239           8,659            435             159
                                   ---------       ---------      ---------       ---------      ---------       ---------
        Net additions
            for the year ...........     532          17,154          1,307           8,628            483             181

Policyowners' Equity,
   beginning of the year............   1,015          11,210            301           1,485            107             114
                                   ---------       ---------      ---------       ---------      ---------       ---------
Policyowners' Equity,
   end of the year .................  $1,547         $28,364         $1,608         $10,113           $590            $295
                                   =========       =========      =========       =========       ========        ========







RELIASTAR'S SELECT*LIFE VARIABLE ACCOUNT
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401
(612) 372-5507



38502j
(SELECT*LIFE)